Debt (Details) - Schedule of future payments required under the noncancellable equipment agreements - Vicarious Surgical US Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt (Details) - Schedule of future payments required under the noncancellable equipment agreements [Line Items]
2021	$ 25	$ 50
2022	50	50
2023	17	17
Total future equipment payments	$ 92	$ 117